Schedule of Research and Development Assets Acquired Other than Through Business Combination (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 1	$ 619,288
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 2	0
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 3	166,108
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 4	0
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 5	1,329,651
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 6	0
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 7	102,863
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 8	0
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 9	90,901
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 10	0
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 11	2,308,811
Research And Development Expenses Schedule Of Research And Development Assets Acquired Other Than Through Business Combination 12	$ 0